Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 15,971		₨ 12,696
Due to creditors for expenses	6,691		5,413
Due to capital creditors	2,910		5,635
Trade and other current payables	₨ 25,572	$ 337	₨ 23,744